UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CIM LLC
Address: 30 South Pearl Street
         Albany, NY  12207

13F File Number:  28-11985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J Curran
Title:     President  / CCO
Phone:     518-391-4291

Signature, Place, and Date of Signing:

       /s/ Thomas J Curran     Albany, NY     October 11, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $124,496 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                     COM             002824100     8140   151812 SH       SOLE                   150632        0     1180
ADOBE SYS INC                   COM             00724F101     2508    57435 SH       SOLE                    57165        0      270
ALCON INC                       COM SHS         H01301102      741     5150 SH       SOLE                        0        0     5150
AMERICAN EXPRESS CO             COM             025816109     4321    72775 SH       SOLE                    37040        0    35735
AUTOMATIC DATA PROCESSING IN    COM             053015103      306     6660 SH       SOLE                        0        0     6660
BECTON DICKINSON & CO           COM             075887109     2370    28885 SH       SOLE                    28620        0      265
BED BATH & BEYOND INC           COM             075896100     1518    44496 SH       SOLE                    43881        0      615
C H ROBINSON WORLDWIDE INC      COM NEW         12541w209     3766    69375 SH       SOLE                    68640        0      735
CISCO SYS INC                   COM             17275R102    11289   340763 SH       SOLE                   306798        0    33965
CITIGROUP INC                   COM             172967101      647    13870 SH       SOLE                     1625        0    12245
DANAHER CORP DEL                COM             235851102     3518    42530 SH       SOLE                    42175        0      355
DELL INC                        COM             24702R101     1519    55033 SH       SOLE                    54618        0      415
EXXON MOBIL CORP                COM             30231G102     1075    11616 SH       SOLE                        0        0    11616
GENERAL ELECTRIC CO             COM             369604103     1223    29550 SH       SOLE                        0        0    29550
GILEAD SCIENCES INC             COM             375558103      313     7650 SH       SOLE                        0        0     7650
ISHARES TR                      DJ US INDUSTRL  464287754      449     5935 SH       SOLE                     5935        0        0
JOHNSON & JOHNSON               COM             478160104     7626   116075 SH       SOLE                   115095        0      980
MCGRAW HILL COS INC             COM             580645109     2661    52265 SH       SOLE                    51855        0      410
MORGAN STANLEY                  COM NEW         617446448      286     4540 SH       SOLE                        0        0     4540
NOKIA CORP                      SPONSORED ADR   654902204     8037   211888 SH       SOLE                   177563        0    34325
NOVO-NORDISK A S                ADR             670100205     4213    34805 SH       SOLE                    34490        0      315
ORACLE CORP                     COM             68389X105     3980   183825 SH       SOLE                   180935        0     2890
PAYCHEX INC                     COM             704326107     7306   178205 SH       SOLE                   160720        0    17485
PEPSICO INC                     COM             713448108     9844   134366 SH       SOLE                   124101        0    10265
PFIZER INC                      COM             717081103      531    21745 SH       SOLE                     3175        0    18570
PROCTER & GAMBLE CO             COM             742718109      835    11867 SH       SOLE                     1325        0    10542
SAP AKTIENGESELLSCHAFT          SPONSORED ADR   803054204     4881    83195 SH       SOLE                    76265        0     6930
SELECT SECTOR SPDR TR           SBI CONS DISCR  81369y407     1034    28075 SH       SOLE                    27815        0      260
SELECT SECTOR SPDR TR           SBI INT-INDS    81369y704     1262    30715 SH       SOLE                    30715        0        0
STAPLES INC                     COM             855030102     3790   176340 SH       SOLE                   159050        0    17290
STRYKER CORP                    COM             863667101     3072    44675 SH       SOLE                    44260        0      415
UNITED TECHNOLOGIES CORP        COM             913017109      489     6070 SH       SOLE                     1310        0     4760
WALGREEN CO                     COM             931422109     3028    64095 SH       SOLE                    49920        0    14175
WELLS FARGO & CO NEW            COM             949746101     8216   230647 SH       SOLE                   224392        0     6255
WRIGLEY WM JR CO                COM             982526105     8475   131941 SH       SOLE                   130840        0     1101
ZIMMER HLDGS INC                COM             98956P102     1227    15155 SH       SOLE                      155        0    15000